SHAREHOLDERS' EQUITY - LTI Plans (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Number of units
Balance, beginning of year (in shares)	6,643
Granted (in shares)	1,133
Vested (in shares)	(2,433)
Forfeited (in shares)	(59)
Balance, end of year (in shares)	5,284
Cash Settled DSU/DRSU
Number of units
Balance, beginning of year (in shares)	633
Granted (in shares)	81
Vested (in shares)	(178)
Balance, end of year (in shares)	536
PSU
Number of units
Balance, beginning of year (in shares)	3,689
Granted (in shares)	551
Vested (in shares)	(1,041)
Forfeited (in shares)	(18)
Balance, end of year (in shares)	3,181
RSU
Number of units
Balance, beginning of year (in shares)	2,321
Granted (in shares)	501
Vested (in shares)	(1,214)
Forfeited (in shares)	(41)
Balance, end of year (in shares)	1,567